Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about hedges [line items]
Derivatives	$ 113,488	$ 101,560
Derivatives	109,927	98,543
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	102	146
Derivatives	298	187
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	1	77
Derivatives	30	526
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	19	52
Derivatives	58	70
Non-derivative instruments, liabilities	28,702	27,688
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	113,366	101,285
Derivatives	$ 109,541	$ 97,760